Derivative Financial Instruments and Hedging - Additional Information (Q3) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Derivative [Line Items]
Unrealized gain (loss) on derivative contracts	$ 4,700
Accumulated other comprehensive income loss					$ (4,015)	$ 2,957
Interest rate swap agreements
Derivative [Line Items]
Interest rate swap agreement, current liability	87		$ 87		$ 1,163	$ 3,888
Non-Designated | Foreign Exchange Forward
Derivative [Line Items]
Derivative term (in years)			1 year		1 year
Unrealized gain (loss) on derivative contracts					$ 2,100
Cash Flow Hedging | Designated | Foreign Currency Contracts
Derivative [Line Items]
Derivative term (in years)			2 years
Derivative instruments amounts reclassified into income	0	$ 0	$ 0	$ 0
Cash Flow Hedging | Designated | Foreign Exchange Forward
Derivative [Line Items]
Derivative term (in years)					2 years
Derivative instruments amounts reclassified into income					$ 400
Fair Value Hedging | Designated | Interest rate swap agreements
Derivative [Line Items]
Interest rate swap agreement, current liability	100		100		1,200
Accumulated other comprehensive income loss	$ 100		$ 100		$ 700